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"ONCORE FLEX" FLEXIBLE PREMIUM VARIABLE ANNUITY

THE OHIO NATIONAL LIFE INSURANCE COMPANY
OHIO NATIONAL VARIABLE ACCOUNT A

SUPPLEMENT DATED DECEMBER 15, 2001 TO THE PROSPECTUS DATED NOVEMBER 1, 2001

The following Funds were merged into the First American Insurance Portfolios, Inc. and are no longer available in the contract:

OHIO NATIONAL FUND, INC.
Relative Value Portfolio
Firstar Growth & Income Portfolio
Strategic Income Portfolio

ADDITIONAL AVAILABLE FUNDS

The following Funds are added to the Available Funds list. Their investment adviser is U.S. Bancorp Asset Management, Inc. These Funds are available only in contracts sold through affiliates of their investment adviser.

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
(CLASS IB)
Corporate Bond Portfolio
Equity Income Portfolio

FEE TABLE

The following is added to the Fund Annual Expenses table beginning on page 5 of the prospectus:

                                                                       TOTAL FUND
                                                                        EXPENSES       TOTAL        TOTAL FUND
                                             DISTRIBUTION               WITHOUT       WAIVERS        EXPENSES
                                MANAGEMENT     (12B-1)       OTHER     WAIVERS OR       AND        WITH WAIVERS
                                   FEES          FEES       EXPENSES   REDUCTIONS   REDUCTIONS*   OR REDUCTIONS
                                ----------   ------------   --------   ----------   -----------   -------------
FIRST AMERICAN INSURANCE
  PORTFOLIOS, INC.
(CLASS IB):
Corporate Bond*................    0.70%         0.00%        0.77%       1.47%        0.20%           1.27%
Equity Income*.................    0.65%         0.00%        1.50%       2.15%        1.05%           1.10%

* The investment advisers of certain Funds are voluntarily waiving part or all of their management fees and/or reimbursing certain Funds in order to reduce total Fund expenses.

The following is added to the Examples beginning on page 7 of the prospectus:

Assuming that any expense waivers or reimbursements continue for the periods shown, and that you are younger than age 71 at issue, you would pay the following aggregate expenses on a $1,000 investment in each Fund, assuming 5% annual return:

                                                            1       3       5      10
                                                           YEAR   YEARS   YEARS   YEARS
                                                           ----   -----   -----   -----
FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
(CLASS IB):
Corporate Bond*..........................................  $34    $104    $176    $366
Equity Income*...........................................   32      99     167     350

Without the voluntary fee waivers or reimbursements by investment advisers, you would pay the following aggregate expenses on a $1,000 investment in each of the following Funds, assuming 5% annual return:

FIRST AMERICAN INSURANCE PORTFOLIOS, INC.
(CLASS IB):
Corporate Bond...........................................   36     109     185     384
Equity Income............................................   41     124     208     421